UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		David K. Kruft
Title:  	General Counsel
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ David K. Kruft		Lancaster, PA		     November 9, 2012
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-11964			Aperio Group, LLC
028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-10663			Hamlin Capital Management, LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 32

FORM 13F Information Table Value Total: $130,628 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      218     2355 SH       Sole                     2355
ABBOTT LABORATORIES            COM              002824100    10300   150227 SH       Sole                   150227
ADELPHIA COMMUNICATIONS CL ESC COM              006ESC917        1    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        0    50000 SH       Sole                    50000
ALLIED IRISH BKS PLC           COM              001978006       23    70670 SH       Sole                    70670
AMERICAN EXPRESS CO. CMN       COM              025816109      227     4000 SH       Sole                     4000
AT&T INC CMN                   COM              00206r102      533    14129 SH       Sole                    14129
COCA-COLA COMPANY (THE) CMN    COM              191216100      373     9822 SH       Sole                     9822
DIAGEO P L C SPON ADR NEW      COM              25243Q205      225     2000 SH       Sole                     2000
EXXON MOBIL CORPORATION CMN    COM              30231g102      202     2207 SH       Sole                     2207
GLOBAL S FTSE NORWAY 30        COM              37950E747      344    22808 SH       Sole                    22808
GLOBAL X URANIUM ETF           COM              37950E754      740    96700 SH       Sole                    96700
ISHARES INC MSCI CDA INDEX     COM              464286509     4040   141800 SH       Sole                   141800
ISHARES TR MSCI EAFE IDX       COM              464287465     8513   160618 SH       Sole                   160618
ISHARES TR S&P 100 IDX FD      COM              464287101     6134    92300 SH       Sole                    92300
ISHARES TR S&P 500 INDEX       COM              464287200     8580    59419 SH       Sole                    59419
JOHNSON & JOHNSON CMN          COM              478160104      784    11384 SH       Sole                    11384
KRAFT FOODS INC CL A           COM              50075n104      255     6171 SH       Sole                     6171
LARAMIDE RES LTD               COM              51669T101       20    20000 SH       Sole                    20000
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     2738    51000 SH       Sole                    51000
MARKET VECTORS JUNIOR GOLD MIN COM              57060U589      326    13200 SH       Sole                    13200
PEPSICO INC CMN                COM              713448108      213     3011 SH       Sole                     3011
PINETREE CAPITAL LTD           COM              723330106       64    52000 SH       Sole                    52000
PROCTER & GAMBLE COMPANY (THE) COM              742718109      220     3172 SH       Sole                     3172
REAVES UTILITY INCOME FUND     COM              756158101      523    20683 SH       Sole                    20683
SPDR GOLD TRUST ETF            COM              78463v107     2745    15968 SH       Sole                    15968
SPDR S&P 500 ETF TRUST         COM              78462F103    33561   233114 SH       Sole                   233114
TARGET CORP                    COM              87612E106      202     3180 SH       Sole                     3180
VANGUARD INDEX FDS STK MRK ETF COM              922908769     6702    91000 SH       Sole                    91000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    28835   876974 SH       Sole                   876974
VANGUARD TOTAL INTERNATIONAL S COM              921909768    10577   239240 SH       Sole                   239240
WISDOMTREE TRUST JP TOTAL DIVI COM              97717W851     2410    76231 SH       Sole                    76231